Intangible Assets (Schedule of net Intangible Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Original cost	$ 9,714	$ 7,111
Accumulated amortization	3,004	2,797
Intangible assets, Net	6,710	4,314
Amortization expense	207	428	$ 378
Estimates amortization of capitalized software development costs	260			$ 247
Capitalization of software development costs [Member]
Finite-Lived Intangible Assets [Line Items]
Original cost	9,081	6,546
Accumulated amortization	2,431	2,366
Intangible assets, Net	$ 6,650	4,180
Useful life	8 years
Licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Original cost	$ 633	565
Accumulated amortization	573	431
Intangible assets, Net	$ 60	$ 134
Useful life	3 years